Net Loss per Common Share - Additional Information (Details) - shares shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Pre-funded penny warrants outstanding	53.4	61.3